S-K 1602(c) Dilution	Aug. 20, 2025 USD ($) $ / shares shares
Without Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.72
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.28
Net Tangible Book Value	$ (30,262)
Net Tangible Book Value Adjusted	$ 193,004,654
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	25,000,000
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.15
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.85
Net Tangible Book Value	$ (30,262)
Net Tangible Book Value Adjusted	$ 143,004,654
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	20,000,000
Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.2
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.8
Net Tangible Book Value	$ (30,262)
Net Tangible Book Value Adjusted	$ 93,004,654
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	15,000,000
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.3
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 5.7
Net Tangible Book Value	$ (30,262)
Net Tangible Book Value Adjusted	$ 43,004,654
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	10,000,000
Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.4)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 11.4
Net Tangible Book Value	$ (30,262)
Net Tangible Book Value Adjusted	$ (6,995,346)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,000,000
Without Over-Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.73
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.16
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.21
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.31
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (1.39)
Without Over-Allotment [Member] | Net Proceeds From This Offering and the Sale of the Private Placement Warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 201,250,000
Without Over-Allotment [Member] | Net Proceeds From This Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,250,000
Without Over-Allotment [Member] | Net Proceeds From This Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,250,000
Without Over-Allotment [Member] | Net Proceeds From This Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,250,000
Without Over-Allotment [Member] | Net Proceeds From This Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,250,000
Without Over-Allotment [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	39,616
Without Over-Allotment [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	39,616
Without Over-Allotment [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	39,616
Without Over-Allotment [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	39,616
Without Over-Allotment [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	39,616
Without Over-Allotment [Member] | Less: Deferred Underwriting Commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,000,000)
Without Over-Allotment [Member] | Less: Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,000,000)
Without Over-Allotment [Member] | Less: Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,000,000)
Without Over-Allotment [Member] | Less: Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,000,000)
Without Over-Allotment [Member] | Less: Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,000,000)
Without Over-Allotment [Member] | Less: Over-Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(254,700)
Without Over-Allotment [Member] | Less: Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(254,700)
Without Over-Allotment [Member] | Less: Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(254,700)
Without Over-Allotment [Member] | Less: Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(254,700)
Without Over-Allotment [Member] | Less: Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(254,700)
Without Over-Allotment [Member] | Less: Amounts Paid for Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Without Over-Allotment [Member] | Less: Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(50,000,000)
Without Over-Allotment [Member] | Less: Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(100,000,000)
Without Over-Allotment [Member] | Less: Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(150,000,000)
Without Over-Allotment [Member] | Less: Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (200,000,000)
Without Over-Allotment [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	20,000,000
Without Over-Allotment [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	20,000,000
Without Over-Allotment [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	20,000,000
Without Over-Allotment [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	20,000,000
Without Over-Allotment [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	20,000,000
Without Over-Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Without Over-Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(5,000,000)
Without Over-Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(10,000,000)
Without Over-Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(15,000,000)
Without Over-Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(20,000,000)
With Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.7
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.3
Net Tangible Book Value	$ (30,262)
Net Tangible Book Value Adjusted	$ 221,459,354
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	28,750,000
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.87
Net Tangible Book Value	$ (30,262)
Net Tangible Book Value Adjusted	$ 163,959,354
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	23,000,000
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.17
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.83
Net Tangible Book Value	$ (30,262)
Net Tangible Book Value Adjusted	$ 106,459,354
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,250,000
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.26
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 5.74
Net Tangible Book Value	$ (30,262)
Net Tangible Book Value Adjusted	$ 48,959,354
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	11,500,000
With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.49)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 11.49
Net Tangible Book Value	$ (30,262)
Net Tangible Book Value Adjusted	$ (8,540,646)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,750,000
With Over-Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.71
With Over-Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.14
With Over-Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.18
With Over-Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
With Over-Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (1.48)
With Over-Allotment [Member] | Net Proceeds From This Offering and the Sale of the Private Placement Warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 231,250,000
With Over-Allotment [Member] | Net Proceeds From This Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,250,000
With Over-Allotment [Member] | Net Proceeds From This Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,250,000
With Over-Allotment [Member] | Net Proceeds From This Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,250,000
With Over-Allotment [Member] | Net Proceeds From This Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,250,000
With Over-Allotment [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	39,616
With Over-Allotment [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	39,616
With Over-Allotment [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	39,616
With Over-Allotment [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	39,616
With Over-Allotment [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	39,616
With Over-Allotment [Member] | Less: Deferred Underwriting Commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(9,800,000)
With Over-Allotment [Member] | Less: Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(9,800,000)
With Over-Allotment [Member] | Less: Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(9,800,000)
With Over-Allotment [Member] | Less: Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(9,800,000)
With Over-Allotment [Member] | Less: Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(9,800,000)
With Over-Allotment [Member] | Less: Over-Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Less: Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Less: Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Less: Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Less: Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Less: Amounts Paid for Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Less: Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(57,500,000)
With Over-Allotment [Member] | Less: Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(115,000,000)
With Over-Allotment [Member] | Less: Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(172,500,000)
With Over-Allotment [Member] | Less: Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (230,000,000)
With Over-Allotment [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	23,000,000
With Over-Allotment [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	23,000,000
With Over-Allotment [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	23,000,000
With Over-Allotment [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	23,000,000
With Over-Allotment [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	23,000,000
With Over-Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
With Over-Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(5,750,000)
With Over-Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(11,500,000)
With Over-Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(17,250,000)
With Over-Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(23,000,000)